Basis of preparation and significant accounting policies - Summary of movements in right-of-use assets and lease liabilities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Summary of Movements in Right of Use Assets and Lease Liabilities [Line Items]
Interest expense	$ (1,561)
Drilling Services [Member]
Summary of Movements in Right of Use Assets and Lease Liabilities [Line Items]
Depreciation of right-of-use	1,326
Interest expense	$ 371